SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                       July 26, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:       Fairholme Funds, Inc.
                   File Nos. 811-09607 & 333-88517


Ladies and Gentlemen:

     On behalf of Fairholme Funds, Inc. (the "Registrant"), enclosed is Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 ("1933 Act") and Amendment No. 12 under the Investment Company Act of 1940 (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

     We have acted as counsel to the Registrant in connection with this amendment and the amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

     If you have any questions concerning this filing, please do not hesitate to call the undersigned or Paul M. Miller at the above referenced number.

                                                       Sincerely,


                                                       /s/ Michelle C. Roberts
                                                       -----------------------
                                                           Michelle C. Roberts

Enclosure

cc:      Keith Trauner
         Fairholme Funds, Inc.